NATIONWIDE MUTUAL FUNDS
(the “Trust”)

Supplement dated September 19, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund
Nationwide Global Equity Fund	Nationwide High Yield Bond Fund
Nationwide Inflation-Protected Securities Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modification to Waivers of Class A Sales Charges

Effective immediately, the section of each Fund’s prospectus under the heading entitled “Investing with Nationwide Funds – Waiver of Class A Sales Charges” is deleted and replaced with the following:

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:

•
investors purchasing shares through an unaffiliated brokerage firm that has an agreement with Nationwide Fund Distributors LLC (the “Distributor”) to waive sales charges for purchases made through self-directed brokerage service platforms in which transaction fees may (or may not) be imposed, investment advisory programs, fee-based programs or other sales channels in which front-end sales charges customarily are not imposed;

•	directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor;
•
any investor who purchases Class A shares of a Fund (the “New Fund”) directly from the Trust, the Distributor, or a broker-dealer that is affiliated with the Distributor with proceeds from sales of Institutional Service Class or Institutional Class shares of another Nationwide Fund, where the New Fund does not offer, as applicable, Institutional Service Class or Institutional Class shares;

•	retirement plans that have an agreement with the Distributor or an affiliate of the Distributor;
•
former participants of a retirement plan that maintains an agreement with a Nationwide Financial company for the provision of retirement plan services who roll their plan assets into individual retirement accounts established directly with the Trust;

•	investment advisory clients of the Adviser and its affiliates;
•	Trustees and retired Trustees of the Trust; and
•
directors, officers, full-time employees (and their spouses, children or immediate relatives) of the Adviser, its affiliates, or sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The SAI lists other investors eligible for sales charge waivers.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
(the “Trust”)

Supplement dated September 19, 2012
to the Currently Effective Statements of Additional Information (“SAI”) for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund
Nationwide Global Equity Fund	Nationwide High Yield Bond Fund
Nationwide Inflation-Protected Securities Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Modification to Waivers of Class A Sales Charges

In the section of each Fund’s SAI under the heading entitled “Additional Information on Purchases and Sales – Waiver of Class A Sales Charges,” the list of investors who are eligible to receive waivers of sales charges is deleted and replaced with the following:

Due to the reduced marketing effort required by NFD, the sales charge applicable to Class A shares may be waived for sales of shares to:

(a)	other registered investment companies affiliated with NFG;
(b)	any endowment or non-profit organization that purchases shares directly from the Trust, NFD, or a broker-dealer that is affiliated with NFD;
(c)
employer-sponsored 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, nonqualified deferred compensation plans and other retirement plans that have entered into an agreement with NFD or an affiliate of NFD;

(d)
former participants of a retirement plan that maintains an agreement with a Nationwide Financial company for the provision of retirement plan services who roll their plan assets into individual retirement accounts established directly with the Trust;

(e)	Trustees and retired Trustees of the Trust (including its predecessor Trusts);
(f)
directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sale representatives, their spouses (including domestic partners), children or immediate relatives (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren, (“Immediate Relatives”)), and Immediate Relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies;

(g)
directors, officers, and full-time employees, their spouses (including domestic partners), children or Immediate Relatives and Immediate Relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance or Nationwide Financial companies from time to time, which include but are not limited to Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.;

(h)
any directors, officers, full-time employees, sales representatives and their employees, their spouses (including domestic partners), children or Immediate Relatives, or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor;

(i)	any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees;
(j)
any person purchasing through an account with an unaffiliated brokerage firm having an agreement with the Distributor to waive sales charges for purchases made through self-directed brokerage service platforms in which transaction fees may (or may not) be imposed, investment advisory programs, fee-based programs or other sales channels in which front-end sales charges customarily are not imposed; and

(k)
any investor who purchases Class A shares of a Fund (the “New Fund”) directly from the Trust, the Distributor, or a broker-dealer that is affiliated with the Distributor with proceeds from sales of Institutional Service Class or Institutional Class shares of another Nationwide Fund, where the New Fund does not offer, as applicable, Institutional Service Class or Institutional Class shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE